Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income tax provision
Federal	$ 2,581	$ 2,623	$ 2,226
State	495	437	410
Total current income tax provision	3,076	3,060	2,636
Federal	(43)	(115)	(182)
State	0	(17)	(18)
Total deferred income tax provision	(43)	(132)	(200)
Total	3,033	2,928	2,436
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	4.30%	4.00%	3.90%
Other	0.20%	(0.10%)	(0.30%)
Effective income tax rate	39.50%	38.90%	38.60%
Deferred tax assets:
Lease and rents	396	344
Employee benefits	311	213
Allowance for doubtful accounts	164	172
Retirement benefits	80	79
Net operating losses	74	10
Depreciation	0	192
Deferred Tax Assets, Deferred Income	261	220
Other	297	378
Valuation allowance	(5)	(3)
Total deferred tax assets	1,578	1,605
Deferred tax liabilities:
Inventories	(18)	(69)
Depreciation and amortization	(4,572)	(4,512)
Total deferred tax liabilities	(4,590)	(4,581)
Net deferred tax liabilities	(3,012)	(2,976)
Net deferred tax assets (liabilities) presented on the consolidated balance sheets
Deferred tax assets—current	985	902
Deferred tax assets—noncurrent (included in other assets)	39	23
Deferred tax liabilities—noncurrent	(4,036)	(3,901)
Net deferred tax liabilities	(3,012)	(2,976)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	117	80		38
Additions based on tax positions related to the current year	32	19	15
Additions based on tax positions related to prior years	70	37	42
Reductions for tax positions of prior years	(15)	(1)	(2)
Expiration of statutes of limitation	(15)	(17)	(12)
Settlements	(1)	(1)	(1)
Ending balance	188	117	80	38
Utilization or reduction of the company's reserve for uncertain tax positions over the next twelve months	11
Interest recognized related to unrecognized tax benefits	6	4
Accrued interest and penalties related to unrecognized tax benefits	11	10
Unrecognized tax benefits that would impact effective tax rate	$ 170